Related parties	12 Months Ended
Dec. 31, 2019
Related parties
Related parties

29. Related parties

Relationship and transactions with entities with (joint) control of, or significant influence over, Galapagos

Gilead

Gilead is exercising significant influence over Galapagos as from the equity subscription on August 23, 2019. As a result of the equity subscription we received a transparency notification from Gilead on August 28, 2019 confirming they held 22.04% of the then issued and outstanding shares of Galapagos. The presumption of significant influence is also confirmed by the fact that Gilead has the right, for as long as it holds more than 20% of Galapagos’ share capital, to appoint two Investor Board Designees to Galapagos’ board of directors.

The following balances are outstanding at the end of the reporting period in relation to Gilead:

December 31,
2019
(Euro, in thousands)

Trade and other receivables	€31,645
Trade and other payables	€39,100

The trade and other receivables balances mainly relate to €13.4 million cost reimbursement for GLPG1690 and €18.2 million relating to the development milestone payment triggered by the NDA submission in December 2019. The outstanding liabilities mainly relate to the cross charges relating to the development of filgotinib in the fourth quarter of 2019 (€30.9 million) and €8.2 million related to sales and marketing expenses.

On July 14, 2019, we entered into a 10-year global research and development collaboration with Gilead. In connection with our entry into the option, license and collaboration agreement, we received an upfront payment of $3.95 billion (€3.6 billion) and a €960 million ($1.1 billion) equity investment from Gilead (see note 20). In connection with this share subscription agreement, we recognized a deferred income and an offsetting current financial asset (derivative) of €85.6 million upon signing of the share subscription agreement with Gilead as required under IFRS 9. The deferred income has been added to the transaction price at inception of the agreement. In connection with entering into the option, license and collaboration agreement in July 2019, we also amended certain terms of our existing agreement with Gilead governing filgotinib.

In addition, the extraordinary general meeting of shareholders of October 22, 2019 approved the issuance of warrant A and initial warrant B to Gilead allowing them to further increase its ownership of Galapagos to up to 29.9% of the company’s issued and outstanding shares. Subsequent warrant B is still subject to approval by an extraordinary general meeting of shareholders. This extraordinary general meeting of shareholders shall take place between 57 and 59 months of the closing of the subscription agreement and this warrant will have substantially similar terms, including as to exercise price, to the initial warrant B. On November 6, 2019 Gilead exercised warrant A, which resulted in an additional equity investment of €368.0 million. By exercising warrant A Gilead increased its ownership in Galapagos to 25.10% of the then outstanding shares. Gilead further increased its ownership to 25.84% at December 31, 2019.

This has resulted in a total transaction price of €3,655 million that has been allocated to the three performance obligations and the warrant issuance liabilities (see note 6).

During 2019 we already recognized in revenue the entire transaction price allocated to the license on GLPG1690 (€667 million), €81 million relating to the performance obligation for the drug discovery platform and a total of €41 million representing the total impact on our revenues coming from the initial and amended filgotinib performance obligation. The latter consists of upfront payments and milestone payments that were recognized in accordance with the percentage of completion of the underlying performance obligation.

Furthermore, we recognized €17.7 million of cost reimbursements from Gilead with respect to the development of GLPG1690 as a decrease of the related expenses (on the line research and development expenditure). An amount of €72.0 million relating to cross charges from Gilead relating to filgotinib was recognized as expense on the line research and development expenditure.

Finally, we recognized €8.2 million of sales & marketing expenses relating to our 50/50 cost share mechanism with Gilead for expenses incurred in preparation for the co-promotion activities for filgotinib.

As at December 31, 2019 we have two outstanding performance obligations under IFRS 15 towards Gilead, being the performance obligation related to our drug discovery platform and the performance obligation relating to filgotinib. This results in an outstanding deferred income balance of €2.2 billion for the drug discovery platform (including the warrant issuance liability relating to subsequent warrant B) and €780 million for the performance obligation relating to filgotinib.

A detailed explanation of our transactions with Gilead in 2019 can be found in the section titled Agreements with major Galapagos NV shareholders. There are no other shareholders or other entities who, solely or jointly, control Galapagos or exercise significant influence over Galapagos.

Relationship and transactions with subsidiaries

Please see Note 30 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of Galapagos NV.

Intercompany transactions between Galapagos NV and its subsidiaries, and amongst the subsidiaries, have been eliminated in the consolidation and are not disclosed in this note.

Relationship and transactions with key management personnel

Our key management personnel consists of the members of our executive committee and the members of our board of directors. All amounts mentioned in this section are based on expenses recognized in the financial statements for the relevant financial year.

Remuneration of key management personnel

On December 31, 2019, our executive committee had five members: Mr. Onno van de Stolpe, Mr. Bart Filius, Dr. Piet Wigerinck, Dr. Andre Hoekema and Dr. Walid Abi-Saab. They provide their services to us on a full-time basis. On December 31, 2019, our board of directors consisted of eight members: Mr. Onno van de Stolpe, Dr. Raj Parekh, Mr. Howard Rowe, Ms. Katrine Bosley, Dr. Mary Kerr, Mr. Peter Guenter, Mr. Daniel O’Day and Dr. Linda Higgins. Dr. Werner Cautreels’ and Dr. Christine Mummery’s mandates as directors expired immediately after the annual shareholders’ meeting of April 30, 2019.

Only the CEO is a member of both the executive committee and the board of directors. Our CEO does not receive any special remuneration for his board membership, as this is part of his total remuneration package in his capacity as member of the executive committee.

The remuneration package of the members of key management personnel comprises:

	Year ended December 31,
	2019	2018	2017
Remuneration of key management personnel:
Euro, in thousands (except for the number of warrants and RSUs)
Short-term benefits for executive committee members as a group	€14,129	€2,909	€2,477
Gross salary	2,121	1,920	1,639
Employer social security on gross salary	61	125	31
Cash bonus (*)	1,230	757	697
Exceptional bonus	10,500
Employer social security on exceptional bonus	108
Other short-term benefits	109	107	110
Long-term benefits for executive committee members as a group (1)	1,874	1,812	1,217
Board fees and other short-term benefits for directors
Raj Parekh	90	92	91
Harrold van Barlingen (2)		15	45
Howard Rowe	55	53	45
Werner Cautreels (3)	15	48	55
Katrine Bosley	45	45	45
Christine Mummery (3)	13	40	41
Mary Kerr	45	46	41
Peter Guenter (4)	30
Daniel O'Day (5)
Linda Higgins (5)
Post-employment benefits (6)	323	305	248
Total benefits excluding warrants and RSUs (7)	€16,619	€5,346	€4,305
Number of warrants granted in the year
Executive committee members as a group	315,000	350,000	475,000
Raj Parekh	15,000	15,000	15,000
Harrold van Barlingen (2)			7,500
Howard Rowe	7,500	7,500	7,500
Werner Cautreels (3)		7,500	7,500
Katrine Bosley	7,500	7,500	7,500
Christine Mummery (3)		7,500	7,500
Mary Kerr	7,500	7,500	7,500
Peter Guenter (4)	7,500
Daniel O'Day (5)
Linda Higgins (5)
Total number of warrants granted in the year	360,000	402,500	535,000
Total cost of warrants granted in the year	€14,236	€15,507	€15,699
Number of RSUs granted in the year (8)	183,450
Total number of RSUs granted in the year	183,450

(1) Only executive committee members are granted long-term benefits. Pursuant to the Senior Management Bonus Scheme, these consist of the deferred part of the bonus from 3 years ago
(2) Dr. Van Barlingen's director's mandate expired on April 24, 2018
(3) Director's mandate expired on April 30, 2019
(4) Mr. Guenter's director's mandate began on April 30, 2019
(5) Director's mandate began on October 22, 2019
(6) Only executive committee members are granted post-employment benefits
(7) For 2018, this amount excludes an amount of €20.1 thousand tax advisory services that is included in the amount of €107 thousand other short-term benefits

(8) This is the sum of the RSUs awarded during financial year 2019, excluding the RSUs representing the deferred portion of the bonus for 2019 (still to be granted). Only executive committee members were awarded RSUs

(*) For 2017, this amount includes an amount of €5 employer social security

OTHER

No loans, quasi-loans or other guarantees were given by Galapagos NV or any of its subsidiaries to members of the board and of the executive committee. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the executive committee and the board of directors.